Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Marketable Debt Securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2025 and 2024:

	As of December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$2,790	15	(149)	2,655
Mutual funds	4,539	61	(230)	4,370

Total short-term investments	$7,328	76	(379)	7,025

	As of December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$2,529	$9	$(171)	$2,367
Treasury bills	530	3	-	533
Mutual funds	4,540	23	(280)	4,283
Total short-term investments	$7,599	$35	$(451)	$7,183